11. Share Capital: Schedule of Stock Options Roll Forward (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Stock Options Roll Forward

	Number of Options	Weighted Average Exercise Price $ per Share
Outstanding on 30 June 2017	-	-
Granted	4,500,000	0.15
Outstanding on 30 June 2018	4,500,000	0.15
Granted	7,500,000	0.05
Expired	(4,500,000)	0.15
Outstanding on 30 June 2019	7,500,000	0.05
Granted	5,000,000	0.05
Expired	(500,000)	0.05
Outstanding on 30 June 2020	12,000,000	0.05